Contract Acquisition Assets - Schedule of Reconciliation of Contract Acquisition Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Contract Acquisition Assets [line Items]
Balance, beginning of year	$ 13,344	$ 11,906
Contract acquisition costs incurred	12,160	10,032
Amortization	(10,980)	(8,594)
Balance, end of year	14,524	13,344
Less: current portion	(8,253)	(7,501)
Non-current contract assets	$ 6,271	$ 5,843